Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$87,955	$88,975	$63,934	$64,194
Other real estate loans receivable	807,710	820,195	228,573	231,308
Available-for-sale equity investments	1,384	1,384	980	980
Cash and cash equivalents	1,033,764	1,033,764	163,482	163,482

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$0	$0	$610,000	$610,000
Senior unsecured notes	6,114,151	6,793,424	4,434,107	4,709,736
Secured debt	2,336,196	2,515,145	2,112,649	2,297,278
Interest rate swap agreements	264	264	2,854	2,854
Foreign currency forward contracts	7,247	7,247	0	0

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,384	$1,384	$0	$0
Interest rate swap agreements(2)	(264)	0	(264)	0
Foreign currency forward contract(2)	(7,247)	0	(7,247)	0
Totals	$(6,127)	$1,384	$(7,511)	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 11 for additional information.